SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 1	$ 47,210
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 2	5,996
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 3	896,693
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 4	2,759,157
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 5	943,903
Cash And Cash Equivalents Schedule Of Cash And Cash Equivalents 6	$ 2,765,153